Transactions with Affiliates (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Water handling - affiliate	$ 31,500	$ 40,518	$ 64,941	$ 65,277	$ 162,283	$ 35,871
Allocation of costs
General and administrative expense	11,400	7,900	22,300	13,500
Agreements
Gathering and compression - affiliate	56,593	16,923	108,836	28,696	95,746	22,363	$ 647
Antero Midstream Partners LP
Allocation of costs
Direct labor expenses	$ 800	$ 300	$ 1,400	$ 500	1,500
General and administrative expense					$ 30,300	$ 34,000	$ 3,000